Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 292	$ 263
Less: accumulated depreciation and amortization	(200)	(180)
Property and equipment, net	92	83
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	288	259
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 4	$ 4